9. LEASES (Details)	Sep. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 0
2020	133,996
2021	111,492
2022	24,520
2023	0
Total	270,008
Imputed interest	(23,872)
Total lease liability	$ 246,136